EQUITY - Dividends calculation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EQUITY
Minimum annual mandatory dividend (as a percent)	30.00%
Appropriation of retained earnings
Net income	R$ 7,501,565	R$ 11,425,512	R$ 15,494,111
Dividends and interest on equity based on income of the year	(2,486,695)	(5,810,902)	(5,068,684)
Retained Earnings
Appropriation of retained earnings
Net income	7,501,565	11,425,512	15,494,111
Constitution of legal reserve	(318,142)	(545,251)	(756,334)
Constitution of the tax incentives reserve	(1,138,728)	(520,478)	(367,430)
Net income before dividends and interest on capital	6,044,695	10,359,783	14,370,347
Dividends and interest on equity based on income of the year	(2,466,503)	(5,749,906)	(5,014,450)
Dividend - adjustment in excess of the minimum estatutory undistributed	(174,952)	(332,712)	(341,150)
Total dividends	(2,641,455)	(6,082,618)	(5,355,600)
Net income before constitution of investments and working capital reserve	3,403,240	4,277,165	9,014,747
Constitution of investments and working capital reserve	R$ (3,403,240)	R$ (4,277,165)	R$ (9,014,747)